Financial Instruments - Summary of Outstanding Collar Options to Purchase Foreign Currency (Detail) - Less than 1 year [member] - Options to purchase foreign currency [Member] - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Notional amount	$ 1,734	$ 266
Fair value Liability	(33)	(5)
Fair Value Asset	$ 57	$ 17